Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates the Company’s Revenue by Type of Contract ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Disaggregates revenue	¥ 172,156	$ 24,264	¥ 197,564
OEM/ODM [Member]
Disaggregation of Revenue [Line Items]
Disaggregates revenue	172,156		197,564
In-house brand [Member]
Disaggregation of Revenue [Line Items]
Disaggregates revenue